Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	DATA443 RISK MITIGATION, INC.
Entity Central Index Key	0001068689
Entity Primary SIC Number	7372
Entity Tax Identification Number	86-0914051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4000 Sancar Way,
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	919
Local Phone Number	526-1070
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false